Consolidated Statements of Other Comprehensive Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
CONSOLIDATED INCOME FOR THE YEAR	$ 166,854	$ 62,825	$ 13,969
OTHER COMPREHENSIVE INCOME (LOSS) WHICH MAY BE RECLASSIFIED SUBSEQUENTLY TO PROFIT OR LOSS:
Financial instruments at FVTOCI	(959)
Available for sale investments		9,966	15,418
Exchange differences on investment in Colombia and New York branch	48,610	(78,302)	(7,101)
Gain (loss) from hedge of net investments in foreign operations	(36,533)	49,197	13,458
Gain (loss) from cash flow hedge	11,289	(127)	(5,603)
Other comprehensive income (loss) before income taxes	22,407	(19,266)	16,172
Income taxes related to financial instruments at FVTOCI	(2,172)
Income taxes related to available for sale investments		(3,333)	(4,025)
Income taxes related to hedge of net investment in foreign operations	10,565	(14,211)	(2,685)
Income taxes related to cash flow hedge	(1,669)	44	1,345
Income taxes on other comprehensive income (loss)	6,724	(17,500)	(5,365)
Other comprehensive income (loss) which may be reclassified subsequently to profit or loss, net of income taxes	29,131	(36,766)	10,807
OTHER COMPREHENSIVE INCOME (LOSS) WHICH MAY NOT BE RECLASSIFIED SUBSEQUENTLY TO PROFIT OR LOSS:
Defined benefits obligations	(754)	(208)	(3,920)
Income taxes related to defined benefits obligations	(44)	(6)	1,090
Other comprehensive loss which may not be reclassified subsequently to profit or loss, net of income taxes	(798)	(214)	(2,830)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) FOR THE YEAR	28,333	(36,980)	7,977
CONSOLIDATED COMPREHENSIVE INCOME FOR THE YEAR	195,187	25,845	21,946
Attributable to:
Equity holders of the Bank	191,228	47,534	30,903
Non-controlling interest	$ 3,959	$ (21,689)	$ (8,957)